Restructuring And Asset Impairment Charges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014 Employee	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Activities, Completion Date	Dec. 26, 2015
Restructuring and Related Cost, Incurred Cost	$ 295	$ 240	$ 0
Restructuring and Related Cost, Number of Impacted Employees	3,700
Restructuring and Related Cost, Cost Incurred to Date	535
Restructuring and Related Cost, Number of Impacted Employees, Inception to Date	7,600
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	183	0
Restructuring Reserve, Additional accruals	283	234
Restructuring Reserve, Adjustments	12	6
Restructuring Reserve, Cash payments	(333)	(18)
Restructuring Reserve, Non-cash settlements	(13)	(39)
Restructuring Reserve, Ending Balance	132	183	0
Employee severance and benefit arrangements [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	265	201	0
Restructuring and Related Cost, Cost Incurred to Date	466
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	183	0
Restructuring Reserve, Additional accruals	252	195
Restructuring Reserve, Adjustments	13	6
Restructuring Reserve, Cash payments	(327)	(18)
Restructuring Reserve, Non-cash settlements	0	0
Restructuring Reserve, Ending Balance	121	183	0
Asset impairments and other restructuring charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	30	39	0
Restructuring and Related Cost, Cost Incurred to Date	69
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	0	0
Restructuring Reserve, Additional accruals	31	39
Restructuring Reserve, Adjustments	(1)	0
Restructuring Reserve, Cash payments	(6)	0
Restructuring Reserve, Non-cash settlements	(13)	(39)
Restructuring Reserve, Ending Balance	$ 11	$ 0	$ 0